Condensed financial information of the parent company (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS:
Cash	$ 988,696	$ 319,514	$ 1,098,691	$ 224,679
Prepayments and advances		25,000
Total current assets	3,160,996	52,505,513
OTHER ASSETS:
Total other assets	3,958,335	1,659,520
Total assets	7,119,331	54,165,033
CURRENT LIABILITIES:
Other payables - shareholders	10,711	540,000
Total current liabilities	528,833	53,644,235
OTHER LIABILITIES:
Total liabilities	528,833	53,644,235
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding
Ordinary share, $0.001 par value, 74,000,000 shares authorized, 25,623,822 and 7,174,626 shares issued and outstanding as of June 30, 2020 and 2019, respectively	25,624	7,175
Additional paid-in-capital	69,689,789	54,237,082
Deferred stock compensation	(1,201,183)	(3,161,200)
Deficit	(61,923,732)	(64,031,446)
Statutory reserves		6,248,092
Accumulated other comprehensive income		7,221,095
Total shareholders' equity	6,590,498	520,798	9,702,208	9,878,984
Total liabilities and shareholders' equity	7,119,331	54,165,033
Parent [Member]
CURRENT ASSETS:
Cash	793,234	60,122	$ 378,730	$ 456
Other receivables	1,002,300	2,300
Prepayments and advances	150,000	25,000
Total current assets	1,945,534	87,422
OTHER ASSETS:
Intercompany receivable	1,709,710	19,149,878
Investment in subsidiaries	3,457,764
Total other assets	5,167,474	19,149,878
Total assets	7,113,008	19,237,300
CURRENT LIABILITIES:
Other payables and accrued liabilities	511,799	203,292
Other payables - shareholders	10,711	540,000
Loans payable - employee		308,089
Total current liabilities	552,510	1,051,381
OTHER LIABILITIES:
Loss in excess of investment in subsidiaries		17,665,121
Total other liabilities		17,665,121
Total liabilities	552,510	18,716,502
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding
Ordinary share, $0.001 par value, 74,000,000 shares authorized, 25,623,822 and 7,174,626 shares issued and outstanding as of June 30, 2020 and 2019, respectively	25,624	7,175
Additional paid-in-capital	69,689,789	54,237,082
Deferred stock compensation	(1,201,183)	(3,161,200)
Deficit	(61,923,732)	(64,031,446)
Statutory reserves		6,248,092
Accumulated other comprehensive income		7,221,095
Total shareholders' equity	6,590,498	520,798
Total liabilities and shareholders' equity	$ 7,113,008	$ 19,237,300